Other Income, Net (Tables)	12 Months Ended
Dec. 31, 2022
OTHER INCOME, NET [Abstract]
Other Income/(Expense)
The following table summarizes the Sohu Group’s other income/(expense) (in thousands):

	Year Ended December 31,
	2020	2021	2022
Income from short-term investments	4,303	5,260	13,430
Rental income from Sogou (1)	9,793	10,427	10,025
Additional deduction of Chinese mainland value-added tax and individual tax refund	6,169	4,827	4,952
Government grant	5,928	418	4,608
Donations	(1,460)	(1,565)	(31)
Investment income/(loss)	3	6,352	(5,381)
Impairment loss on equity investments (2)	(384)	(215)	(11,954)
Others	1,641	3,912	1,994

	$25,993	$29,416	$17,643

Note (1): Sogou leases from Sohu, on an arms-length basis, office space at Sohu.com Internet Plaza under a lease that expires on December 31, 2022. The cash receipts from this lease within operating activities for 2022, 2021 and 2020 were

$
9.1 million, $12.3 million and $12.1 million, respectively.
Note (2): In the fourth quarter of 2022, the Sohu Group recognized an
impairment loss of
$12.0
million for an equity investment in a third-party online game developer.